Property and Equipment, Net (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 16, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation expense		$ 1,668	$ 1,730	$ 3,338	$ 3,458	$ 7,063	$ 5,622
Written off of property and equipment						992,797
Gain on sale of assets			$ 2,426	$ 95,000	$ 2,426	2,426	110
Payment to receive upon sell agreement						$ 1,633	$ 30,259
Laboratory Equipment [Member]
Net book value of assets	$ 0
Gain on sale of assets	95,000
Payment to receive upon sell agreement	$ 85,000